RESULTS BY NATURE (Tables)	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
Schedule of results by nature

	December 31, 2023	December 31, 2022	December 31, 2021

Cost of sales
Personnel expenses	(1,450,428)	(1,467,896)	(1,174,460)
Costs of raw materials, materials and services	(10,981,883)	(11,463,862)	(8,731,670)
Logistics costs	(4,341,369)	(4,795,161)	(4,328,046)
Depreciation, depletion and amortization	(6,718,474)	(6,406,610)	(5,988,248)
Other (1)	(1,584,521)	(687,759)	(393,164)
	(25,076,675)	(24,821,288)	(20,615,588)
Selling expenses
Personnel expenses	(281,673)	(244,681)	(219,590)
Services	(173,494)	(146,184)	(121,568)
Logistics costs	(1,067,031)	(1,065,416)	(947,551)
Depreciation and amortization	(952,033)	(951,626)	(944,361)
Other (2)	(122,146)	(75,287)	(58,652)
	(2,596,377)	(2,483,194)	(2,291,722)

General and administrative expenses
Personnel expenses	(1,172,538)	(1,039,733)	(984,513)
Services	(406,001)	(378,986)	(330,727)
Depreciation and amortization	(118,771)	(101,764)	(103,867)
Other (3)	(225,918)	(189,284)	(158,802)
	(1,923,228)	(1,709,767)	(1,577,909)

Other operating (expenses) income net
Rents and leases	3,971	2,164	3,321
Results from sales of other products, net	79,046	58,880	31,865
Results from sales and disposals of property, plant and equipment, intangible and biological assets, net	(331,285)	(509)	413,052
Result from fair value adjustments of biological assets	1,989,831	1,199,759	763,091
Depletion, amortization and other PPA realizations (4)	468,168	52,110	(5,187)
Tax credits - gains in tax lawsuits (exclusion of ICMS from the PIS/COFINS calculation basis)		(1,324)	441,880
Provision for judicial liabilities	(167,563)	(156,243)
Other operating income (expenses), net	34,204	(33,121)	45
	2,076,372	1,121,716	1,648,067

(1)Includes R$650,592 related to maintenance downtime, costing (R$525,882 as of December 31, 2022).
(2)Includes expected credit losses, insurance, materials for use and consumption, travel, accommodation, trade fairs and events.
(3)Includes, substantially, corporate expenses, insurance, materials for use and consumption, social programs and donations, travel and accommodation.
(4)Refers, substantially, to the write-off of contingent liabilities assumed in Fibria's PPA as disclosed in note 20.1.